STOCK COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
STOCK COMPENSATION [Abstract]
Restricted Common Stock Activity
Activity with respect to restricted common stock is summarized as follows:

	For the years ended December 31,
	2014	2013	2012

Nonvested shares outstanding at January 1	329,375	329,375	680,781
Granted	-	-	329,375
Vested	(310,000)	-	(524,312)
Forfeited	-	-	(156,469)
Nonvested shares outstanding at December 31	19,375	329,375	329,375

Valuation Assumptions
The weighted average assumptions for stock options granted during the years ended December 31, were as follows:

	For the years ended December 31,
	2014	2013	2012
Dividend yield	—%	—%	—%
Risk-free interest rate	1.65%	0.75%	0.76%
Expected term (in years)	6.00	5.90	5.50
Expected volatility	69%	80%	82%

Stock Options Activity
Activity and related information with respect to the Company's stock options is summarized as follows:

	For the years ended December 31,
	2014		2013		2012
	Shares	Exercise price	Shares	Exercise price	Shares	Exercise price

Under option at January 1	1.382,767	$4.58	458,542	$8.71	348,750	$11.00
Options granted	1.709,791	2.77	924,225	2.54	109,792	1.43
Options exercised	(310,000)	2.83	-	-	-	-
Options forfeited or expired	(310,000)	11.00	-	-	-	-
Under option at December 31	2.472,558	$2.75	1,382,767	$4.58	458,542	$8.71
Options exercisable at December 31	323,144	$3.44	458,542	$8.71	348,750	11.00